Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Marketable securities [Abstract]
Marketable Securities	$ 0	$ 1,664		$ 2,500
Proceeds from sale of marketable securities	1,585	1,098	0
Gain on sale of marketable securities	89	95	0
Net gain on marketable securities included in accumulated OCI		$ 133